Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company grants annual equity awards at approximately the same time each year following the approval by the Compensation Committee. The Compensation Committee and the Board do not have a policy or practice to take into account material non-public information when determining the timing or terms of equity awards nor to time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such equity awards. In 2025, the Company did not grant stock options, stock appreciation rights, or similar option-like awards.

Award Timing Method	The Company grants annual equity awards at approximately the same time each year following the approval by the Compensation Committee. The Compensation Committee and the Board do not have a policy or practice to take into account material non-public information when determining the timing or terms of equity awards nor to time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such equity awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and the Board do not have a policy or practice to take into account material non-public information when determining the timing or terms of equity awards nor to time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such equity awards.
MNPI Disclosure Timed for Compensation Value	false